Goodwill - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial technology solutions and services
Goodwill
Impairment loss of goodwill	$ 0	$ 0	$ 0